INVESTMENT MANAGERS SERIES TRUST II
235 W. Galena Street
Milwaukee, Wisconsin  53212

VIA EDGAR

December 30, 2014

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust II –File Nos. 333-191476 and 811-22894 (the “Registrant”) on behalf of the ACR Multi-Strategy Quality Return (MQR) Fund

Ladies and Gentlemen:

This letter summarizes the comments provided by Ms. Anu Dubey of the staff of the Securities and Exchange Commission (the “Commission”) by telephone on November 25, 2014, on the Registrants registration statement filed on Form N-1A with respect to the ACR Multi-Strategy Quality Return (MQR) Fund (the “Fund”), a series of the Registrant.  Responses to all of the comments are included below and, as appropriate, are reflected in Post-Effective Amendment No. 14 to the Fund’s Form N-1A registration statement (the “Amendment”) filed concurrently with this correspondence.

PROSPECTUS

SUMMARY SECTION
Investment Objective
1.
Explain what is meant by “permanent loss,” in light of the disclosure stating that the primary objective of the Fund is “to preserve capital from permanent loss.”  (For example, does this mean that the Fund will experience temporary loss)

Response:  The following disclosure describing “permanent loss” has been added to the Principal Investment Strategies section:

“Permanent loss” occurs when a significant portion of the earning power or intrinsic value of an enterprise or security in which the Fund invests becomes permanently impaired.   In seeking to preserve capital from permanent loss, the Fund’s advisor, Alpine Investment Management LLC, dba ACR Alpine Capital Research (“ACR Alpine Capital Research”, “ACR” or the “Advisor”), evaluates the financial condition of each enterprise or security in which the Fund invests to determine its ability to withstand difficult economic conditions.

2.
Explain how “equity-like returns” are similar to “absolute returns,” since it is the SEC Staff’s position that these two terms are conflicting.  Additionally, state how the Fund intends to seek returns above an absolute return, in light of the disclosure that the Fund “also seeks long term returns above an equity-like absolute return.”

Response:  The term “equity-like” has been removed from the Fund’s objective, which has been revised as follows:

The investment objectives of the ACR Multi-Strategy Quality Return (MQR) Fund (the “Fund”) are to preserve capital from permanent loss during periods of economic decline, and to provide above average absolute and relative returns in the long run.  Return objectives are subordinate to the objective of preserving capital from permanent loss.  There is no assurance that the Fund’s return objectives will be achieved.

The term “equity-like return” is related to the Fund’s measurement of “above average absolute returns.”  To clarify this, the following disclosure is now included in the Principal Investment Strategies section:

“Above average absolute returns” means returns higher than a “fair” equity-like return commensurate with the risk of investing in equities in the long run, which the Advisor typically considers to be 5%-6% plus the rate of inflation.  In seeking above average absolute returns, the Advisor assigns a required return to each of the securities it selects for investment based on the Advisor’s assessment of the risk of the security.  The weighted average required return of the portfolio becomes the absolute return expectation for the Fund. The Advisor then seeks to purchase each security at a discount to its estimated intrinsic value, to assure a margin of safety against a return below its assigned required absolute return expectation.

Fees and Expenses table
3.	Submit the completed fees and expenses table as a correspondence filing via EDGAR prior to the registration statement’s effective date.

Response:  The Registrant submitted the requested correspondence on December 24, 2014.

4.
Footnote 3 to the Fees and Expenses table states that the Advisor’s contractual agreement to waive its fees and/or pay for operating expenses of the Fund is in effect “until ___, 20__.” Confirm to us that this date will be no less than one year from the effective date of the Fund’s registration statement.

Response:  The Registrant confirms that the term of the expense limitation agreement is at least one year from the effective date and has updated the language to state “until March 31, 2016.”

Principal Investment Strategies
5.
In the first paragraph, confirm whether the defined terms of “above average absolute returns,” “absolute,” and “above average relative returns” are required since they are not used in the disclosure and it is the SEC Staff’s position that they differ from commonly defined terms.

Response:  The Registrant confirms the defined terms “above average absolute returns” and “above average relative returns” are appropriate.  As noted in response to comment 2, the Fund’s investment objective has been revised and now includes these terms.  Additional disclosure has also been added to provide greater detail on these terms.  The defined term “absolute” has been removed.

6.	Disclose the maturity and credit quality for debt securities, in light of the reference to the term “debt securities” in the second paragraph.

Response:  The Fund may invest in debt securities of any maturity and credit quality.  Accordingly, the disclosure in the Principal Investment Strategies section has been revised as follows:

“The Fund may invest in debt securities of any maturity and credit quality and the Fund may purchase high yield securities, commonly referred to as “junk bonds”, that are rated below investment grade by at least one of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”) or Fitch Ratings Ltd. (“Fitch”) (or if unrated, determined by the Advisor to be of comparable credit quality).”

7.	Provide greater detail on the purpose for using derivatives, in light of the disclosure stating that the Advisor may also invest in derivative securities (i.e., hedging purposes).

Response:  The following disclosure has been added to the Principal Investment Strategies:

The Advisor may utilize derivatives to profit from expected price appreciation or depreciation of an underlying security, to generate a desired return stream, to generate incremental income, or to create a desired excess return spread over a market average yield or estimated fair return.

8.	Disclose whether the Fund will be selling credit default swaps, in light of the disclosure stating that the Fund may also invest in certain derivatives such as credit default swaps.

Response:  The Advisor confirms that it does not anticipate selling credit default swaps at this time and the disclosure has been revised accordingly.

9.	Confirm that the dividend expense estimate is reflected in the fee table.

Response:  The Registrant has updated the dividend expense estimate in the fee table.

10.	Confirm whether investing in “private loans such as bank loans and mezzanine debt” is a principal investment strategy.

Response:  The Advisor confirms that investing in private loans such as bank loans and mezzanine debt is not a principal investment strategy of the Fund, and the related disclosure has been removed from the Principal Investment Strategy section accordingly.

11.	Expand on the merger arbitrage strategy and the short selling strategy in the principal investment strategy section in light of the term “Multi-Strategy” in the Fund name.

Response:  The term “Multi-Strategy” in the Fund’s name refers to the Advisor’s use of a variety of strategies, including merger arbitrage and short selling strategies, in an effort to achieve the Fund’s investment objectives.  The disclosure in the Principal Investment Strategies section regarding merger arbitrage and short selling strategies has been enhanced as follows:

In addition, the Advisor may use a short selling strategy for a portion of the Fund.  The Fund will engage in two general types of short positions: directional and arbitrage.  Directional short selling refers to selling short securities or groups of securities based on the Advisor’s assessment that the prices of the securities are significantly higher than their intrinsic values.  Arbitrage short selling refers to selling short securities the Advisor considers to be overpriced in combination with related long positions in securities the Advisor considers to be underpriced, seeking to profit when the prices of the two securities converge.  The Advisor may also invest in arbitrage or event-related securities, using fundamental analysis of the intrinsic values of companies to seek to profit from securities it deems to be relatively mispriced due to the market under or overestimating the successful completion of corporate events, including mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations.

12.
In regards to the term “Quality” in the Fund name, define what the term quality means to the Advisor in the principal investment strategy section, especially in light of the fact that it is the SEC Staff’s position that the term quality usually is related to credit quality.

Response:  The term “quality” refers to the Advisor’s emphasis on “quality” securities and instruments in seeking to achieve the Fund’s investment objectives.  The following disclosure describing “quality” has been added to the Principal Investment Strategies section:

The Advisor emphasizes “quality” when making investment decisions for the Fund.  The Advisor defines the quality of a security by the reliability of the cash flows or assets which are the basis of the security’s estimated intrinsic value.  The Advisor defines the quality of an investment by the price paid for the estimated intrinsic value received.  The Advisor believes a quantifiable margin of safety is the hallmark of a quality investment.  For equity investments, the Advisor’s estimated intrinsic value of a company must be significantly greater than its price.  For higher rated fixed income investments, the Adviser believes an issuer’s available resources must be significantly greater than the interest and principal due the investor.  For lower rated fixed income investments selling below their principal value, the Adviser believes the value of the assets backing an issue must be significantly greater than its price.  For other types of investments and as a general rule, the Adviser believes the probability of achieving a return commensurate with the risk taken must be very high.

MORE ABOUT THE FUND’S INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
Investment Objective
13.	Reconcile the investment objective with the Summary Section since the disclosure stating, “in the long run” is not used in the Summary Section.

Response:  The Registrant has updated and reconciled the investment objective as indicated in the response to comment 2.

Principal Investment Strategies
14.	In light of the disclosure stating that, “The objective is to generate satisfactory absolute returns in the long run,” clarify whose objective this is, the Advisor’s or the Fund’s.

Response:  The disclosure has been removed.

15.	In reference to the disclosure stating that, “The Advisor generally seeks quality equity securities,” describe what is meant by the term “quality” since “Quality Return” is used in the Fund name.

Response:  Please see the response to comment 12.

STATEMENT OF ADDITIONAL INFORMATION
Principal Investment Strategies, Policies and Risks
16.
Under Swap Agreements in the paragraph titled “Credit Default Swaps,” state that when the Fund buys credit default swaps it should segregate an amount at least equal to the amount of premium payment obligations.

Response:  The Registrant has added the disclosure as follows:

When the Fund buys credit default swaps it will segregate an amount at least equal to the amount of any accrued premium payment obligations including amounts for early terminations.

OTHER INVESTMENT STRATEGIES, POLICIES AND RISKS
Private Equity Investments
17.
Confirm the amount the Fund intends to invest in private equity investments and if it is a principal investment strategy move this disclosure to the Principal Investment Strategies, Policies and Risks section.

Response:  The Advisor expects the Fund to invest 10% or less of its assets in private equity investments and therefore does not consider private equity investments to be principal investment strategy of the Fund.

Bank Loans and Loan Participations
18.
With respect to fundamental policy number 3 on page B-40, regarding the Fund’s concentration policy, provide disclosure under “Bank Loans” that both the financial intermediary and the ultimate borrower would be considered issuers, where a participation does not shift to the Fund, the direct creditor-debtor relationship with the borrower.” In addition, if this is a principal investment strategy, move the disclosure to the appropriate section.

Response:  The Registrant has moved the disclosure to the principal investment strategy section and has added the following disclosure under “Bank Loans”:

In the case of loan participations where a bank or other lending institution serves as a financial intermediary between the Fund and the corporate borrower, if the participation does not shift to the Fund the direct debtor-creditor relationship with the corporate borrower, SEC interpretations require the Fund to treat both the lending bank or other lending institution and the corporate borrower as "issuers".

Trade Claims
19.	Confirm if investing in trade claims are a principal investment strategy and if so, move the disclosure to the appropriate section.

Response:  The Advisor confirms that investing in trade claims is not a principal investment strategy of the Fund.

MANAGEMENT OF THE FUND
Trustees and Officers
20.
On page B-42 in the Trustees and Officers table, disclose the number of portfolios overseen by the Trustees in other directorships held within the past five years as required in Instruction 4 to Item 17(a).

Response:  The Registrant has revised the disclosure to state “(includes 76 portfolios)”.

*  *  *  *  *

The Registrant acknowledges that the adequacy and accuracy of the disclosure in the filing is the responsibility of the Registrant.  In addition, the Registrant acknowledges that any comments or changes to disclosure in the filing provided by the Commission staff, acting pursuant to delegated authority, do not foreclose the Commission from taking any action with respect to the filing.  The Registrant also represents that it will not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please contact Rita Dam (626-914-1041) should you have any questions or comments regarding the Amendment.

Sincerely,

/s/ RITA DAM
Rita Dam
Investment Managers Series Trust II